Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	cfvit_SupplementTextBlock
Supplement dated June 22, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Diversified Absolute Return Fund	5/1/2015
Effective on or about June 22, 2015, the following changes are hereby made in the Fund's prospectus:
The information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
The Fund pursues absolute (positive) returns through a diversified portfolio reflecting multiple asset classes and various investment and hedging strategies employed across equity, fixed income and other markets, such as commodities markets, while seeking to capitalize on market inefficiencies.
Although the specific strategies the Fund pursues and the manner in which the Fund pursues such strategies may change from time to time, the Fund is currently expected to combine tactical beta, alternative beta and alpha strategies in seeking the Fund's investment objective. (In general, beta is a measure of price volatility resulting from general market movements and alpha is a measure of return resulting from active management.) The Fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may use fundamental and quantitative methods to identify and capitalize on short-term mispricings within and across traditional asset classes and markets, such as stocks and bonds. This strategy may be referred to as a tactical beta strategy in that it seeks opportunities to earn returns from price movements of broad markets. For instance, if the Investment Manager believes the U.S. equity market is undervalued, the Investment Manager may seek to capitalize on this mispricing by investing in futures on a U.S. equities index. The Investment Manager may also use fundamental and quantitative methods to identify and capitalize on systemic and structural market inefficiencies. This strategy may be referred to as an alternative beta strategy in that it seeks to generate returns with relatively low correlation to overall market movements by employing a systematic, rules-based approach. For instance, the Fund may take a long position in a broad basket of equities that the Investment Manager believes are attractively valued and take a short position in a broad basket of equities that the Investment Manager believes are unattractively valued, in order to generate returns from the relative price difference generally expected in the equity markets over time between undervalued and overvalued equities (i.e., the "value premium"). The Investment Manager will also allocate assets to long, short and other strategies intended to generate returns that are not dependent on overall market direction. These strategies may be referred to as alpha strategies in that they are intended to have relatively low correlation to market movements and are derived from active management.
The Fund's investments and strategies are expected to employ both long and short positions in foreign and domestic equities (including common stock, preferred stock and convertible securities), equity futures, index futures, options, swaps, fixed-income, floating rate and other debt securities (including U.S. government obligations, sovereign and quasi-sovereign debt obligations, asset-backed securities, exchange traded notes, mortgage-backed securities and fixed income futures), currency forwards and futures and other commodity-related investments, and other investment companies (including mutual funds, closed-end funds and exchange-traded funds (ETFs)). The Fund may gain investment exposure to these securities and instruments directly or indirectly through investment in one or more Subsidiaries (as defined below) or affiliated and third party investment companies.
The Fund's investment strategy may involve the frequent trading of portfolio securities.
The Fund may invest without limit in foreign investments (including currencies), which may include investments in emerging markets, and in investments that are rated below investment-grade or, if unrated, deemed to be of comparable quality (commonly referred to as "high yield securities" or "junk bonds").
The Fund may invest in derivatives such as futures (including bond, currency, equity index, interest rate and volatility index futures), forward foreign currency contracts, forward interest rate agreements, options and swap contracts (including credit default swaps, interest rate swaps and total return swaps), in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, and/or to increase credit exposure.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the "to be announced" (TBA) market and those in a dollar roll transaction.
In addition, under normal circumstances, the Fund uses forward foreign currency contracts in seeking to enhance returns based on fluctuations in the values of various foreign currencies relative to the U.S. dollar (the Currency Overlay Strategy). The Fund gains economic exposure to foreign currencies through its investment in forward foreign currency contracts comparable to the exposure that it would have had if it had bought or sold the foreign currencies directly.
The Fund may invest directly in derivatives, or indirectly in derivatives by investing up to 25% of its total assets in one or more offshore, wholly-owned subsidiaries (each, a Subsidiary, and, collectively, the Subsidiaries). Generally, Subsidiaries will invest in commodity futures, financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940, as amended (the 1940 Act), and other investments intended to serve as margin or collateral for the Subsidiaries' derivative positions.
The Fund expects to hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles) or other high-quality, short-term investments to cover obligations with respect to, or that may result from, the Fund's investments in forward foreign currency contracts, currency futures contracts, commodity-linked investments or other derivatives.
Municipal Securities Risk is hereby deleted, and the following are added under the caption "Principal Risks" in the "Summary of the Fund" section:
Derivatives Risk/Commodity-Linked Futures Contracts Risk. The loss that may be incurred by the Fund in entering into futures contracts is potentially unlimited and may exceed the amount of the premium. Futures markets are highly volatile and the use of futures by the Fund may increase the volatility of the Fund's NAV. Additionally, as a result of the low collateral deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges.
Derivatives Risk/Commodity-Linked Swaps Risk. Commodity-linked swaps could result in losses if the underlying asset (e.g., a particular commodity) or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.
Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the "to be announced" (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument).
Hedging Transactions Risk. The Fund may invest in securities and utilize financial instruments for a variety of hedging purposes. Hedging transactions may limit the opportunity for gain if the value of the portfolio position should increase. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to enter into a hedging transaction at a price sufficient to protect its assets. The Fund may not anticipate a particular risk so as to hedge against it.
Investing in Other Funds Risk. The Fund's investment in other funds (affiliated and/or unaffiliated funds, including exchange-traded funds (ETFs)) subjects the Fund to the investment performance (positive or negative) and risks of the underlying funds in direct proportion to the Fund's investment therein. In addition, investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. The performance of the underlying funds could be adversely affected if other investors in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the underlying funds could result in decreased economies of scale and increased operating expenses for such fund. The Investment Manager may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Regulatory Risk — Alternative Investments. Legal, tax, and regulatory developments may adversely affect the Fund and its investments. The regulatory environment for the Fund and certain of its investments is evolving, and changes in the regulation of investment funds, their managers, and their trading activities and capital markets, or a regulator's disagreement with the Fund's or other's interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. There has been an increase in governmental, as well as self-regulatory, scrutiny of the investment industry in general and the alternative investment industry in particular. It is impossible to predict what, if any, changes in regulations may occur, but any regulation that restricts the ability of the Fund or any underlying funds or other investments to trade in securities or other instruments or the ability of the Fund or underlying funds to employ, or brokers and other counterparties to extend, credit in their trading (as well as other regulatory changes that result) could have a material adverse impact on the Fund's performance.
Valuation Risk. The sales price the Fund (or an underlying fund or other investment vehicle) could receive for any particular investment may differ from the Fund's (or an underlying fund's or other investment vehicle's) valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology that produces an estimate of the fair value of the security/instrument, which may prove to be inaccurate. Investors who purchase or redeem Fund shares on days when the Fund is holding securities or other instruments (or holding shares of underlying funds or other investment vehicles that have fair-valued securities or other instruments in their portfolios) may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund (or underlying fund or other investment vehicle) had not fair-valued the security or instrument or had used a different valuation methodology.

Columbia Variable Portfolio - Diversified Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvit_SupplementTextBlock
Supplement dated June 22, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Diversified Absolute Return Fund	5/1/2015
Effective on or about June 22, 2015, the following changes are hereby made in the Fund's prospectus:
The information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
The Fund pursues absolute (positive) returns through a diversified portfolio reflecting multiple asset classes and various investment and hedging strategies employed across equity, fixed income and other markets, such as commodities markets, while seeking to capitalize on market inefficiencies.
Although the specific strategies the Fund pursues and the manner in which the Fund pursues such strategies may change from time to time, the Fund is currently expected to combine tactical beta, alternative beta and alpha strategies in seeking the Fund's investment objective. (In general, beta is a measure of price volatility resulting from general market movements and alpha is a measure of return resulting from active management.) The Fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may use fundamental and quantitative methods to identify and capitalize on short-term mispricings within and across traditional asset classes and markets, such as stocks and bonds. This strategy may be referred to as a tactical beta strategy in that it seeks opportunities to earn returns from price movements of broad markets. For instance, if the Investment Manager believes the U.S. equity market is undervalued, the Investment Manager may seek to capitalize on this mispricing by investing in futures on a U.S. equities index. The Investment Manager may also use fundamental and quantitative methods to identify and capitalize on systemic and structural market inefficiencies. This strategy may be referred to as an alternative beta strategy in that it seeks to generate returns with relatively low correlation to overall market movements by employing a systematic, rules-based approach. For instance, the Fund may take a long position in a broad basket of equities that the Investment Manager believes are attractively valued and take a short position in a broad basket of equities that the Investment Manager believes are unattractively valued, in order to generate returns from the relative price difference generally expected in the equity markets over time between undervalued and overvalued equities (i.e., the "value premium"). The Investment Manager will also allocate assets to long, short and other strategies intended to generate returns that are not dependent on overall market direction. These strategies may be referred to as alpha strategies in that they are intended to have relatively low correlation to market movements and are derived from active management.
The Fund's investments and strategies are expected to employ both long and short positions in foreign and domestic equities (including common stock, preferred stock and convertible securities), equity futures, index futures, options, swaps, fixed-income, floating rate and other debt securities (including U.S. government obligations, sovereign and quasi-sovereign debt obligations, asset-backed securities, exchange traded notes, mortgage-backed securities and fixed income futures), currency forwards and futures and other commodity-related investments, and other investment companies (including mutual funds, closed-end funds and exchange-traded funds (ETFs)). The Fund may gain investment exposure to these securities and instruments directly or indirectly through investment in one or more Subsidiaries (as defined below) or affiliated and third party investment companies.
The Fund's investment strategy may involve the frequent trading of portfolio securities.
The Fund may invest without limit in foreign investments (including currencies), which may include investments in emerging markets, and in investments that are rated below investment-grade or, if unrated, deemed to be of comparable quality (commonly referred to as "high yield securities" or "junk bonds").
The Fund may invest in derivatives such as futures (including bond, currency, equity index, interest rate and volatility index futures), forward foreign currency contracts, forward interest rate agreements, options and swap contracts (including credit default swaps, interest rate swaps and total return swaps), in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, and/or to increase credit exposure.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the "to be announced" (TBA) market and those in a dollar roll transaction.
In addition, under normal circumstances, the Fund uses forward foreign currency contracts in seeking to enhance returns based on fluctuations in the values of various foreign currencies relative to the U.S. dollar (the Currency Overlay Strategy). The Fund gains economic exposure to foreign currencies through its investment in forward foreign currency contracts comparable to the exposure that it would have had if it had bought or sold the foreign currencies directly.
The Fund may invest directly in derivatives, or indirectly in derivatives by investing up to 25% of its total assets in one or more offshore, wholly-owned subsidiaries (each, a Subsidiary, and, collectively, the Subsidiaries). Generally, Subsidiaries will invest in commodity futures, financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940, as amended (the 1940 Act), and other investments intended to serve as margin or collateral for the Subsidiaries' derivative positions.
The Fund expects to hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles) or other high-quality, short-term investments to cover obligations with respect to, or that may result from, the Fund's investments in forward foreign currency contracts, currency futures contracts, commodity-linked investments or other derivatives.
Municipal Securities Risk is hereby deleted, and the following are added under the caption "Principal Risks" in the "Summary of the Fund" section:
Derivatives Risk/Commodity-Linked Futures Contracts Risk. The loss that may be incurred by the Fund in entering into futures contracts is potentially unlimited and may exceed the amount of the premium. Futures markets are highly volatile and the use of futures by the Fund may increase the volatility of the Fund's NAV. Additionally, as a result of the low collateral deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges.
Derivatives Risk/Commodity-Linked Swaps Risk. Commodity-linked swaps could result in losses if the underlying asset (e.g., a particular commodity) or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.
Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the "to be announced" (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument).
Hedging Transactions Risk. The Fund may invest in securities and utilize financial instruments for a variety of hedging purposes. Hedging transactions may limit the opportunity for gain if the value of the portfolio position should increase. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to enter into a hedging transaction at a price sufficient to protect its assets. The Fund may not anticipate a particular risk so as to hedge against it.
Investing in Other Funds Risk. The Fund's investment in other funds (affiliated and/or unaffiliated funds, including exchange-traded funds (ETFs)) subjects the Fund to the investment performance (positive or negative) and risks of the underlying funds in direct proportion to the Fund's investment therein. In addition, investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. The performance of the underlying funds could be adversely affected if other investors in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the underlying funds could result in decreased economies of scale and increased operating expenses for such fund. The Investment Manager may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Regulatory Risk — Alternative Investments. Legal, tax, and regulatory developments may adversely affect the Fund and its investments. The regulatory environment for the Fund and certain of its investments is evolving, and changes in the regulation of investment funds, their managers, and their trading activities and capital markets, or a regulator's disagreement with the Fund's or other's interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. There has been an increase in governmental, as well as self-regulatory, scrutiny of the investment industry in general and the alternative investment industry in particular. It is impossible to predict what, if any, changes in regulations may occur, but any regulation that restricts the ability of the Fund or any underlying funds or other investments to trade in securities or other instruments or the ability of the Fund or underlying funds to employ, or brokers and other counterparties to extend, credit in their trading (as well as other regulatory changes that result) could have a material adverse impact on the Fund's performance.
Valuation Risk. The sales price the Fund (or an underlying fund or other investment vehicle) could receive for any particular investment may differ from the Fund's (or an underlying fund's or other investment vehicle's) valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology that produces an estimate of the fair value of the security/instrument, which may prove to be inaccurate. Investors who purchase or redeem Fund shares on days when the Fund is holding securities or other instruments (or holding shares of underlying funds or other investment vehicles that have fair-valued securities or other instruments in their portfolios) may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund (or underlying fund or other investment vehicle) had not fair-valued the security or instrument or had used a different valuation methodology.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues absolute (positive) returns through a diversified portfolio reflecting multiple asset classes and various investment and hedging strategies employed across equity, fixed income and other markets, such as commodities markets, while seeking to capitalize on market inefficiencies.

Although the specific strategies the Fund pursues and the manner in which the Fund pursues such strategies may change from time to time, the Fund is currently expected to combine tactical beta, alternative beta and alpha strategies in seeking the Fund’s investment objective. (In general, beta is a measure of price volatility resulting from general market movements and alpha is a measure of return resulting from active management.) The Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) may use fundamental and quantitative methods to identify and capitalize on short-term mispricings within and across traditional asset classes and markets, such as stocks and bonds. This strategy may be referred to as a tactical beta strategy in that it seeks opportunities to earn returns from price movements of broad markets. For instance, if the Investment Manager believes the U.S. equity market is undervalued, the Investment Manager may seek to capitalize on this mispricing by investing in futures on a U.S. equities index. The Investment Manager may also use fundamental and quantitative methods to identify and capitalize on systemic and structural market inefficiencies. This strategy may be referred to as an alternative beta strategy in that it seeks to generate returns with relatively low correlation to overall market movements by employing a systematic, rules-based approach. For instance, the Fund may take a long position in a broad basket of equities that the Investment Manager believes are attractively valued and take a short position in a broad basket of equities that the Investment Manager believes are unattractively valued, in order to generate returns from the relative price difference generally expected in the equity markets over time between undervalued and overvalued equities (i.e., the “value premium”). The Investment Manager will also allocate assets to long, short and other strategies intended to generate returns that are not dependent on overall market direction. These strategies may be referred to as alpha strategies in that they are intended to have relatively low correlation to market movements and are derived from active management.

The Fund’s investments and strategies are expected to employ both long and short positions in foreign and domestic equities (including common stock, preferred stock and convertible securities), equity futures, index futures, options, swaps, fixed-income, floating rate and other debt securities (including U.S. government obligations, sovereign and quasi-sovereign debt obligations, asset-backed securities, exchange traded notes, mortgage-backed securities and fixed income futures), currency forwards and futures and other commodity-related investments, and other investment companies (including mutual funds, closed-end funds and exchange-traded funds (ETFs)). The Fund may gain investment exposure to these securities and instruments directly or indirectly through investment in one or more Subsidiaries (as defined below) or affiliated and third party investment companies.

The Fund’s investment strategy may involve the frequent trading of portfolio securities.

The Fund may invest without limit in foreign investments (including currencies), which may include investments in emerging markets, and in investments that are rated below investment-grade or, if unrated, deemed to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).

The Fund may invest in derivatives such as futures (including bond, currency, equity index, interest rate and volatility index futures), forward foreign currency contracts, forward interest rate agreements, options and swap contracts (including credit default swaps, interest rate swaps and total return swaps), in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, and/or to increase credit exposure.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.

In addition, under normal circumstances, the Fund uses forward foreign currency contracts in seeking to enhance returns based on fluctuations in the values of various foreign currencies relative to the U.S. dollar (the Currency Overlay Strategy). The Fund gains economic exposure to foreign currencies through its investment in forward foreign currency contracts comparable to the exposure that it would have had if it had bought or sold the foreign currencies directly.

The Fund may invest directly in derivatives, or indirectly in derivatives by investing up to 25% of its total assets in one or more offshore, wholly-owned subsidiaries (each, a Subsidiary, and, collectively, the Subsidiaries). Generally, Subsidiaries will invest in commodity futures, financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940, as amended (the 1940 Act), and other investments intended to serve as margin or collateral for the Subsidiaries’ derivative positions.

The Fund expects to hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles) or other high-quality, short-term investments to cover obligations with respect to, or that may result from, the Fund’s investments in forward foreign currency contracts, currency futures contracts, commodity-linked investments or other derivatives.